Net Income (Loss) Per Common Share - Warrants, Options and Purchase Rights Excluded from Computation of Diluted Net Income (Loss) Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares issuable	8,300	8,300
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares issuable	10,942	6,750	8,169
ESPP
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares issuable	31	34	67